Debt - Related Parties	3 Months Ended
Mar. 31, 2016
Current Portion of Long-Term Debt / Debt - Related Parties [Abstract]
DEBT - RELATED PARTIES

NOTE 7: DEBT – RELATED PARTIES

The following is a summary of debt – related parties as of March 31, 2016 (unaudited) and December 31, 2015:

		March 31, 2016	December 31, 2015
Promissory note – related party	(a)	-	$50
Promissory note #1 – CEO	(b)	$25	62
Promissory note #2 – CEO	(c)	717	1,217
Total		$742	$1,329

(a)	Unsecured note payable to former shareholder bearing interest at 5% per annum, with monthly principal and interest payments beginning in November 2014, maturing in November 2016. Note was paid in full in March 2016.

(b)	Note payable to the Company’s Chief Executive Officer (CEO), Randy May. On November 30, 2015, after monthly payments were being made, and additional amounts funded in March 2015 and May 2015 totaling $600, the Company combined these amounts into a new one year promissory note in the amount of $3,197 due November 30, 2016. Payments of $37 were made on this note in the first quarter of 2016.

(c)	Note payable with the Company’s CEO commencing November 30, 2015 at an interest rate of 6% per annum (see note b). The beginning principal balance of $3,197 was reduced by $1,980 on December 31, 2015 in exchange for 1,100 shares of Ecoark Series A General Common Shares that were Treasury Shares owned by the Company. The remaining principal balance matures in November 2016. Payments of $500 were made on this note in the first quarter of 2016.

Interest expense on the debt – related parties for the three months ended March 31, 2016 and 2015 was $20 and $44, respectively.